UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Quarter Ended: 3/31/07

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):     [ ]     is a restatement.
                                      [ ]     adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JL Advisors, LLC
          ----------------
Address:  400 Madison Avenue, 5th Floor
          New York, NY 10017


Form 13F File Number: 28-5227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Michael Lewittes
Title:    Managing Member
Phone:    (212) 593-2392

Signature, Place, and Date of Signing:


Michael Lewittes              New York, NY                 5/11/2007
[Signature]                   [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number        Name
     28-
        -------------------      ---------------------------------
     [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE

Form 13F Information Table Entry Total:          45

Form 13F Information Table Value Total:          $ 2,027,681
                                                 (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.     Form 13F File Number     Name

             28-
    ----        -----------------

    -----------------------------

     [Repeat as necessary.]

     None

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
ADVANCED MAGNETICS INC         COM              00753P103     9161  152000 SH       SOLE              152000      0    0
ALCAN INC                      COM              013716105    26302  503869 SH       SOLE              503869      0    0
ALCOA INC                      COM              013817101    15211  448700 SH       SOLE              448700      0    0
ALTRIA GROUP INC               COM              02209S103   134833 1535507 SH       SOLE             1535507      0    0
APPLEBEES INTL INC             COM              037899101    35465 1431204 SH       SOLE             1431204      0    0
ATLAS AIR WORLDWIDE HLDGS INC  COM              049164205    14720  279152 SH       SOLE              279152      0    0
AVON PRODS INC                 COM              054303102    20355  546306 SH       SOLE              546306      0    0
BERRY PETE CO                  CL A             085789105    21985  717055 SH       SOLE              717055      0    0
BRINKER INTL INC               COM              109641100    74016 2263490 SH       SOLE             2263490      0    0
CERIDIAN CORP NEW              COM              156779100    77749 2231600 SH       SOLE             2231600      0    0
CHEMTURA CORP                  COM              163893100     7109  650395 SH       SOLE              650395      0    0
CKX INC                        COM              12562M106    17516 1577982 SH       SOLE             1577982      0    0
CVS CORP                       COM              126650100   196799 5764458 SH       SOLE             5764458      0    0
ENDO PHARMACEUTICALS HLDGS I   COM              29264F205    58380 1985700 SH       SOLE             1985700      0    0
EQUITABLE RES INC              COM              294549100    14736  304972 SH       SOLE              304972      0    0
EXPRESS SCRIPTS INC            CALL             302182900    15550  500000     CALL SOLE              500000      0    0
FELCOR LODGING TR INC          COM              31430F101    22932  883035 SH       SOLE              883035      0    0
FREEPORT-MCMORAN COPPER &GO    CALL             35671D907    43092 1047200     CALL SOLE             1047200      0    0
GENERAL MTRS CORP              COM              370442105    45960 1500000 SH       SOLE             1500000      0    0
GENERAL MTRS CORP              CALL             370442905     4550  500000     CALL SOLE              500000      0    0
HANOVER COMPRESSOR CO          COM              410768105    15575  700000 SH       SOLE              700000      0    0
HESS CORP                      CALL             42809H907    38700 1500000     CALL SOLE             1500000      0    0
HILTON HOTELS CORP             CALL             432848909     7015 1150000     CALL SOLE             1150000      0    0
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     7391 1895102 SH       SOLE             1895102      0    0
INGERSOLL-RAND COMPANY LTD     CALL             G4776G901    22300 2000000     CALL SOLE             2000000      0    0
LAS VEGAS SANDS CORP           COM              517834107    43368  500724 SH       SOLE              500724      0    0
LIMITED BRANDS INC             CALL             532716907    24600 4000000     CALL SOLE             4000000      0    0
MAGELLAN HEALTH SVCS INC       COM NEW          559079207    75819 1805214 SH       SOLE             1805214      0    0
MARTIN MARIETTA MATLS INC      CALL             573284906    41575  882700     CALL SOLE              882700      0    0
MIDCAP SPDR TR                 PUT              595635953     1601 1830000     PUT  SOLE             1830000      0    0
MULTIMEDIA GAMES INC           COM              625453105     6583  553154 SH       SOLE              553154      0    0
NRG ENERGY INC                 COM NEW          629377508   125267 1738859 SH       SOLE             1738859      0    0
NUTRI SYS INC NEW              COM              67069D108     2017   38476 SH       SOLE               38476      0    0
PHILLIPS VAN HEUSEN CORP       COM              718592108    74261 1262945 SH       SOLE             1262945      0    0
PUBLIC SVC ENTERPRISE GROUP    CALL             744573906    44180 1876000     CALL SOLE             1876000      0    0
RCN CORP                       COM NEW          749361200    13046  510600 SH       SOLE              510600      0    0
ROSS STORES INC                COM              778296103   145082 4217505 SH       SOLE             4217505      0    0
SHIRE PLC                      SPONSORED ADR    82481R106   100570 1624724 SH       SOLE             1624724      0    0
SOTHEBYS                       COM              835898107   104159 2341700 SH       SOLE             2341700      0    0
SPDR TR                        PUT              78462F953     5238 2870000     PUT  SOLE             2870000      0    0
TEVA PHARMACEUTICALS INDS LTD  CALL             881624909    33197 2613900     CALL SOLE             2613900      0    0
TIFFANY & CO NEW               COM              886547108   122527 2694090 SH       SOLE             2694090      0    0
UNION PAC CORP                 COM              907818108    50307  495395 SH       SOLE              495395      0    0
WERNER ENTERPRISES INC         COM              950755108     8632  475062 SH       SOLE              475062      0    0
YAHOO INC                      CALL             984332906    58250 5000000     CALL SOLE             5000000      0    0